Tax expense (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Tax Expense
Domestic tax rate percentage	25.00%	25.00%	25.00%
Accumulated tax losses	$ 33,064,367	$ 32,164,511